INSURANCE CONTRACTS - Components of Loss Reserves (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Case reserves	$ 63	$ 78
Incurred but not reported reserves	42	53
Discounting	(1)	(1)
Provision for adverse deviation	10	14
Total loss reserves	$ 114	$ 144	$ 105